UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	10/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.3%
U. S. Government Securities - 99.3%
U.S. Treasury Inflation Protected
Securities,
Bonds	2.00	1/15/2026	6,599,728	[a]	7,009,359
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/2022	1,058,084	[a]	1,026,863
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/2020	8,936,776	[a]	8,783,990
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/2021	6,862,026	[a]	6,688,264
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/2023	4,025,420	[a]	3,874,942
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/2023	7,102,211	[a]	6,919,036
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/2027	12,358,947	[a]	11,639,376
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/2025	14,322,112	[a]	13,720,789
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/2024	12,708,327	[a]	12,438,940
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/2021	11,310,462	[a]	11,215,253
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/2026	3,793,683	[a]	3,667,424
U.S. Treasury Inflation Protected
Securities,
Notes	1.25	7/15/2020	10,422,963	[a]	10,482,643
U.S. Treasury Inflation-Protected
Securities,
Notes	0.38	7/15/2027	8,354,391	[a]	7,866,236
United States Treasury Inflation
Indexed Bonds	0.13	7/15/2026	999,324	[a]	930,562
United States Treasury Inflation
Indexed Bonds	0.50	1/15/2028	5,473,988	[a]	5,174,736

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.3% (continued)
U. S. Government Securities - 99.3% (continued)
United States Treasury Inflation
Indexed Bonds	0.63	4/15/2023	7,029,706 [a]	6,895,565
Total Bonds and Notes
(cost $121,734,552)				118,333,978
	7-Day
Description	Yield (%)		Shares	Value ($)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $953,718)	2.21		953,718 [b]	953,718
Total Investments (cost $122,688,270)			100.1%	119,287,696
Liabilities, Less Cash and Receivables			(0.1%)	(147,180)
Net Assets			100.0%	119,140,516

[a]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[b]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2018 (Unaudited)

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Company	953,718	-	-	953,718
U.S. Treasury	-	118,333,978	- 118,333,978

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At October 31, 2018, accumulated net unrealized depreciation on investments was $3,400,574, consisting of $0 gross unrealized appreciation and $3,400,574 gross unrealized depreciation.

At October 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.7%
Agriculture - .6%
Reynolds American,
Gtd. Notes	8.13	6/23/2019	800,000		824,846
Asset-Backed Certificates - 1.2%
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/2022	420,000	[b]	415,822
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%	3.23	1/17/2035	768,535	[b,c]	767,767
Tricon American Homes,
Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	484,483	[b]	463,088
					1,646,677
Asset-Backed Ctfs./Auto Receivables - 2.0%
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/2023	340,000		331,350
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/2023	327,592	[b]	324,509
OSCAR US Funding Trust IX,
Ser. 2018-2A, Cl. A4	3.63	9/10/2025	240,000	[b]	238,759
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A4	3.30	5/10/2024	820,000	[b]	817,260
OSCAR US Funding Trust VII,
Ser. 2017-2A Cl. A3	2.45	12/10/2021	150,000	[b]	147,962
OSCAR US Funding Trust VII,
Ser. 2017-2A Cl. A4	2.76	12/10/2024	190,000	[b]	185,741
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4	3.50	5/12/2025	760,000	[b]	757,919
					2,803,500
Banks - 10.3%
ABN AMRO Bank,
Sub. Notes	6.25	4/27/2022	700,000		743,934
Bank of America,
Sr. Unscd. Notes	2.50	10/21/2022	165,000		156,850
Bank of America,
Sr. Unscd. Notes	2.74	1/23/2022	390,000		382,343
Bank of America,
Sr. Unscd. Notes	3.00	12/20/2023	469,000		451,822
Bank of America,
Sr. Unscd. Notes	3.50	5/17/2022	1,100,000		1,095,596
Barclays,
Sr. Unscd. Notes	4.38	1/12/2026	480,000		461,177

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.7% (continued)
Banks - 10.3% (continued)
Capital One Financial,
Sr. Unscd. Notes	3.05	3/9/2022	715,000		698,110
Citigroup,
Sr. Unscd. Notes	3.88	10/25/2023	1,400,000		1,399,319
Citizens Financial Group,
Sr. Unscd. Notes	2.38	7/28/2021	975,000		940,543
Goldman Sachs Group,
Sr. Unscd. Notes	3.20	2/23/2023	1,790,000		1,740,273
HSBC Holdings,
Sr. Unscd. Notes	2.65	1/5/2022	1,080,000		1,044,854
ING Groep,
Sr. Unscd. Notes	3.15	3/29/2022	660,000		642,386
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/2023	1,400,000		1,366,031
Key Bank,
Sr. Unscd. Notes	2.50	11/22/2021	265,000		257,475
Lloyds Banking Group,
Sr. Unscd. Notes	3.10	7/6/2021	725,000		711,997
Morgan Stanley,
Sr. Unscd. Notes, 3 Month LIBOR +
1.18%	3.65	1/20/2022	900,000	[c]	910,422
PNC Financial Services,
Sr. Unscd. Notes	3.30	3/8/2022	235,000		232,803
Wells Fargo & Company,
Sr. Unscd. Notes	2.60	7/22/2020	860,000		848,935
					14,084,870
Beverage Products - .3%
Keurig Dr Pepper,
Gtd. Notes	4.06	5/25/2023	355,000	[b]	353,231
Chemicals - .3%
SABIC Capital II BV,
Gtd. Bonds	4.00	10/10/2023	395,000	[b]	391,287
Commercial & Professional Services - .3%
DP World,
Sr. Unscd. Notes	3.25	5/18/2020	375,000	[d]	372,657
Diversified Financials - .9%
Aercap Ireland,
Gtd. Notes	3.50	5/26/2022	350,000		341,388
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/2022	575,000		594,342
Quicken Loans,
Gtd. Notes	5.75	5/1/2025	280,000	[b]	271,250
					1,206,980
Energy - 2.0%
Andeavor Logistics,
Gtd. Notes	3.50	12/1/2022	155,000		151,486

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.7% (continued)
Energy - 2.0% (continued)
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes		5.13	6/30/2027	140,000		137,550
Concho Resources,
Gtd. Notes		3.75	10/1/2027	215,000		202,533
Energy Transfer,
Gtd. Notes		5.20	2/1/2022	385,000		398,290
Energy Transfer Partners,
Gtd. Notes		4.15	10/1/2020	300,000		302,662
EQT,
Sr. Unscd. Notes		3.00	10/1/2022	215,000		206,459
Gazprom OAO Via Gaz Capital,
Sr. Unscd. Notes	EUR	3.39	3/20/2020	300,000		352,598
Genesis Energy,
Gtd. Notes		6.75	8/1/2022	135,000		136,350
Kinder Morgan Energy Partner,
Gtd. Notes		4.15	2/1/2024	600,000		596,503
Petrobras Global Finance,
Gtd. Notes	EUR	5.88	3/7/2022	250,000		318,896
						2,803,327
Environmental Control - .2%
Waste Management,
Gtd. Notes		4.60	3/1/2021	205,000		210,179
Food Products - .5%
Kraft Heinz Foods,
Gtd. Notes		2.80	7/2/2020	575,000		569,268
Post Holdings,
Gtd. Notes		5.50	3/1/2025	140,000	[b]	135,887
						705,155
Foreign/Governmental - 13.2%
Arab Petroleum Investments,
Sr. Unscd. Notes		4.13	9/18/2023	205,000	[b]	205,401
Argentine Government,
Sr. Unscd. Bonds	EUR	5.25	1/15/2028	375,000		327,960
Argentine Government,
Unscd. Bonds	ARS	4.00	3/6/2020	20,662,536	[e]	548,830
Canadian Government,
Unscd. Bonds, Ser. CPI	CAD	4.25	12/1/2021	7,592,239	[e]	6,379,338
City of Buenos Aires,
Unscd. Bonds, BADLAR + 3.83%	ARS	49.22	5/31/2022	7,000,000	[c]	178,659
Ghanian Government,
Sr. Unscd. Notes		7.88	8/7/2023	200,000		204,583
Hellenic Republic Government,
Sr. Unscd. Notes	EUR	4.38	8/1/2022	575,000	[b]	680,662
Ivory Coast Government,
Sr. Unscd. Notes		5.38	7/23/2024	375,000	[d]	351,286
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/2025	163,782,000	[e]	1,504,643

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.7% (continued)
Foreign/Governmental - 13.2% (continued)
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/2026	466,919,062	[e]	4,303,592
Kenyan Government,
Sr. Unscd. Notes		7.25	2/28/2028	200,000	[b]	189,132
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/2027	200,000		184,129
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/2023	22,400,000		324,567
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/2028	190,000		201,370
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/2028	115,000	[b]	121,882
Spanish Government,
Unscd. Notes	EUR	1.50	4/30/2027	1,430,000	[b]	1,637,660
West African Development Bank,
Sr. Unscd. Notes		5.50	5/6/2021	725,000		739,500
						18,083,194
Health Care - 6.5%
Abbott Laboratories,
Sr. Unscd. Notes		2.90	11/30/2021	760,000		746,940
Amgen,
Sr. Unscd. Notes		2.65	5/11/2022	985,000		952,482
CVS Health,
Sr. Unscd. Notes		2.13	6/1/2021	415,000		400,254
CVS Health,
Sr. Unscd. Notes		3.70	3/9/2023	655,000		647,791
Gilead Sciences,
Sr. Unscd. Notes		2.55	9/1/2020	1,085,000		1,071,696
Medtronic,
Gtd. Notes		2.50	3/15/2020	1,190,000		1,179,934
Mylan,
Gtd. Notes		3.15	6/15/2021	490,000		478,768
Shire Acq Inv Ireland,
Gtd. Notes		2.40	9/23/2021	1,150,000		1,105,989
Teva Pharmaceutical Finance
Netherlands III,
Gtd. Notes		3.15	10/1/2026	165,000		134,652
UnitedHealth Group,
Sr. Unscd. Bonds		2.13	3/15/2021	960,000		935,484
Zimmer Biomet Holdings,
Sr. Unscd. Notes		2.70	4/1/2020	1,250,000		1,236,484
						8,890,474
Industrials - 1.0%
General Electric,
Jr. Sub. Debs., Ser. D		5.00	1/21/2021	1,500,000		1,385,625

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.7% (continued)
Insurance - 1.3%
American International Group,
Sr. Unscd. Notes	6.40	12/15/2020	425,000		448,779
Metropolitan Life Global Funding I,
Scd. Notes	3.45	10/9/2021	700,000	[b]	698,769
Pricoa Global Funding I,
Scd. Notes	3.45	9/1/2023	700,000	[b]	692,182
					1,839,730
Internet Software & Services - .4%
Amazon. com,
Sr. Unscd. Notes	2.40	2/22/2023	410,000		392,084
Zayo Group,
Gtd. Notes	5.75	1/15/2027	145,000	[b]	142,491
					534,575
Media - 2.6%
21st Century Fox America,
Gtd. Notes	3.00	9/15/2022	1,115,000		1,087,742
Charter Communication,
Sr. Scd. Notes	4.46	7/23/2022	380,000		384,552
Comcast,
Gtd. Notes	3.70	4/15/2024	855,000	[d]	852,696
Cox Communications,
Sr. Unscd. Notes	3.15	8/15/2024	355,000	[b]	336,010
Warner Media,
Gtd. Notes	4.05	12/15/2023	880,000		882,383
					3,543,383
Metals & Mining - .1%
Glencore Funding,
Gtd. Notes	3.00	10/27/2022	190,000	[b]	181,990
Municipal Bonds - .8%
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	4.45	6/15/2020	1,055,000		1,069,643
Real Estate - 1.3%
Alexandria Real Estate Equities,
Gtd. Notes	4.60	4/1/2022	430,000		440,629
Simon Property Group,
Sr. Unscd. Notes	2.50	9/1/2020	485,000		478,347
Ventas Realty,
Gtd. Notes	3.10	1/15/2023	440,000		426,666
Welltower,
Sr. Unscd. Notes	5.25	1/15/2022	441,000	[d]	459,048
					1,804,690
Technology Hardware & Equipment - .5%
Diamond 1 Finance,
Sr. Scd. Notes	5.45	6/15/2023	400,000	[b]	414,695

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.7% (continued)
Technology Hardware & Equipment - .5% (continued)
HP Enterprise,
Sr. Unscd. Notes	4.40	10/15/2022	240,000		244,866
					659,561
Telecommunication Services - .8%
AT&T,
Sr. Unscd. Notes	3.20	3/1/2022	250,000		245,824
AT&T,
Sr. Unscd. Notes	3.88	8/15/2021	525,000		527,285
Sprint Spectrum,
Sr. Scd. Notes	4.74	3/20/2025	325,000	[b]	325,406
					1,098,515
U. S. Government Agencies Mortgage-Backed - .0%
Federal National Mortgage Association
Gtd. Pass-Through Ctfs., REMIC, Ser.
2003-49, Cl. JE, 3.00%, 4/25/33			13,594	[f]	13,525
Government National Mortgage Association II:
7.00%, 12/20/30-4/20/31			4,482		5,129
7.50%, 11/20/29-12/20/30			4,334		4,940
					23,594
U. S. Government Securities - 48.8%
U.S. Treasury Floating Rate Notes,
3 Month T-Bill Flat	2.32	1/31/2020	17,320,000	[c]	17,323,553
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/2022	5,877,026	[e]	5,703,611
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/2023	1,527,707	[e]	1,488,305
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/2026	2,090,505	[d,e]	2,020,930
U.S. Treasury Notes	2.25	2/29/2020	9,535,000		9,467,398
U.S. Treasury Notes	2.25	3/31/2020	13,935,000		13,827,494
U.S. Treasury Notes	2.38	4/15/2021	17,115,000		16,902,399
					66,733,690
Utilities - 1.8%
Berkshire Hathaway Energy,
Sr. Unscd. Notes	2.80	1/15/2023	289,000		280,658
Dominion Resources,
Sr. Unscd. Notes, Ser. C	2.00	8/15/2021	1,280,000		1,228,594
Eversource Energy,
Sr. Unscd. Bonds, Ser. K	2.75	3/15/2022	465,000		454,881

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Utilities - 1.8% (continued)
Exelon,
Jr. Sub. Notes	3.50		6/1/2022	500,000	488,060
					2,452,193
Total Bonds and Notes
(cost $136,855,579)					133,703,566
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount	Value ($)
Options Purchased - .1%
Call Options - .0%
British Pound,
Contracts 550,000 Citigroup	1.35		12/5/2018	550,000	259
Chinese Yuan Renminbi,
Contracts 690,000 HSBC	6.96		1/18/2019	690,000	9,993
South Korean Won Cross Currency,
Contracts 78,000,000 HSBC	JPY	10.20	1/18/2019	78,000,000	12,087
					22,339
Put Options - .1%
Chilean Peso,
Contracts 210,000 J.P. Morgan
Securities	660.00		1/17/2019	210,000	1,078
Chilean Peso,
Contracts 210,000 Citigroup	655.00		12/21/2018	210,000	422
Euro,
Contracts 360,000 J.P. Morgan
Securities	1.16		11/27/2018	360,000	8,268
Indian Rupee,
Contracts 420,000 Barclays Capital	71.70		12/13/2018	420,000	241
Japanese Yen Cross Currency,
Contracts 180,000 Barclays Capital	EUR	127.00	4/12/2019	180,000	4,350
Japanese Yen Cross Currency,
Contracts 600,000 J.P. Morgan
Securities	EUR	128.00	1/25/2019	600,000	11,812
Polish Zloty,
Contracts 690,000 J.P. Morgan
Securities	3.71		1/15/2019	690,000	4,106
South African Rand,
Contracts 740,000 Citigroup	12.49		12/6/2018	740,000	17
Swedish Krona,
Contracts 700,000 Barclays Capital	8.73		12/20/2018	700,000	1,019
Turkish Lira,
Contracts 1,470,000 Goldman Sachs	4.50		11/30/2018	1,470,000	38
					31,351
Total Options Purchased
(cost $140,649)					53,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Yield at
	Date of	Maturity	Principal
Description	Purchase (%)	Date	Amount ($)		Value ($)
Short-Term Investments - .3%
U. S. Government Securities
U.S. Treasury Bills
(cost $408,493)	2.14	1/3/2019	410,000	[g,h]	408,411
	7-Day
Description	Yield (%)		Shares		Value ($)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $1,536,082)	2.21		1,536,082	[i]	1,536,082

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $1,544,363)	2.12		1,544,362	[i]	1,544,362
Total Investments (cost $140,485,166)			100.3%		137,246,111
Liabilities, Less Cash and Receivables			(0.3%)		(441,811)
Net Assets			100.0%		136,804,300

BADLAR—Buenos Aires Interbank Offer Rate
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit

ARS—Argentine Peso
CAD—Canadian Dollar
EUR—Euro
JPY—Japanese Yen
RUB—Russian Ruble

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities were valued at $10,896,762 or 7.97% of net assets.

[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]

Security, or portion thereof, on loan. At October 31, 2018, the value of the fund’s securities on loan was $3,982,085 and the value of the collateral held by the fund was $4,092,439, consisting of cash collateral of $1,544,362 and U.S. Government & Agency securities valued at $2,548,077.

[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[g]	Held by a counterparty for open exchange traded derivative contracts.
[h]	Security is a discount security. Income is recognized through the accretion of discount.
[i]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2018 (Unaudited)

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Didn’t	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	4,450,177	-	4,450,177
Corporate Bonds†	-	43,343,268	-	43,343,268
Foreign Government	-	18,083,194	-	18,083,194
Investment Companies	3,080,444	-	-	3,080,444
Municipal Bonds†	-	1,069,643	-	1,069,643
U.S. Government
Agencies/Mortgage-Backed	-	23,594	-	23,594
U.S. Treasury	-	67,142,101	-	67,142,101
Other Financial Instruments:
Futures††	55,103	-	-	55,103
Forward Foreign Currency
Exchange Contracts††	-	324,421	-	324,421
Options Purchased	-	53,690	-	53,690
Swaps††	-	7,745	-	7,745
Liabilities($)
Other Financial Instruments:
Futures††	(249,021)	-	-	(249,021)
Forward Foreign Currency
Exchange Contracts††	-	(216,104)	-	(216,104)
Options Written	-	(11,791)	-	(11,791)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

STATEMENT OF FUTURES
Dreyfus Short Term Income Fund
October 31, 2018 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Long
Canadian 10 Year Bond	(32)	12/18	(3,267,378)	[a]	(3,212,275)	55,103
Euro BTP Italian
Government Bond	(6)	12/18	(814,359)	[a]	(826,653)	(12,294)
Euro-Bond	(6)	12/18	(1,087,206)	[a]	(1,089,111)	(1,905)
Japanese 10 Year Bond	(4)	12/18	(5,326,362)	[a]	(5,339,833)	(13,471)
U.S. Treasury 2 Year
Notes	49	12/18	10,357,243		10,322,156	(35,087)
U.S. Treasury 5 Year
Notes	149	12/18	16,879,318		16,745,039	(134,279)
Ultra 10 Year U. S.
Treasury Notes	(28)	12/18	(3,478,188)		(3,503,063)	(24,875)
Futures Short
Euro-Bobl	32	12/18	4,736,907	[a]	4,764,017	(27,110)
Gross Unrealized Appreciation						55,103
Gross Unrealized Depreciation						(249,021)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Short Term Income Fund
October 31, 2018 (Unaudited)

		Expiration	Notional
Description/ Contracts/ Broker	Exercise Price	Date	Amount [a]		Value ($)
Call Options:
Chilean Peso
Contracts 210,000, J.P. Morgan
Securities	690	1/17/19	210,000		(5,630)
Chilean Peso
Contracts 210,000, Citigroup	690	12/21/18	210,000		(4,779)
Japanese Yen Cross Currency
Contracts 180,000, Barclays
Capital	134	4/12/19	180,000	EUR	(1,382)
Total Options Written
(premiums received $8,096)					(11,791)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Short Term Income Fund
October 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Capital
		United States
British Pound	370,000	Dollar	477,875	11/30/18	(4,312)
		United States
Norwegian Krone	5,355,000	Dollar	643,870	11/30/18	(7,822)
United States
Dollar	668,453	Philippine Peso	36,170,000	12/7/18	(5,928)
United States
Dollar	870,549	Taiwan Dollar	26,550,000	12/7/18	10,216
Indonesian		United States
Rupiah	6,524,000,000	Dollar	419,887	12/7/18	7,175
		United States
Japanese Yen	71,740,000	Dollar	641,759	11/30/18	(4,577)
United States
Dollar	5,901,294	Japanese Yen	659,685,000	11/30/18	42,089
United States
Dollar	139,967	Malaysian Ringgit	580,000	12/7/18	1,463
		United States
Mexican Peso	9,570,000	Dollar	488,113	12/7/18	(19,899)
United States
Dollar	813,691	Mexican Peso	15,930,000	12/7/18	34,312
United States		South Korean
Dollar	532,779	Won	594,260,000	12/7/18	10,746
United States		Peruvian Nuevo
Dollar	419,386	Sol	1,390,000	11/27/18	7,548
		United States
Russian Ruble	28,100,000	Dollar	403,128	12/7/18	21,430
United States
Dollar	333,262	Russian Ruble	23,230,000	12/7/18	(17,716)
		United States
Indian Rupee	7,675,000	Dollar	107,058	12/7/18	(3,735)
Citigroup
United States
Dollar	306,999	Brazilian Real	1,260,000	12/4/18	(30,464)
United States		New Zealand
Dollar	202,921	Dollar	310,000	11/30/18	572
		United States
Taiwan Dollar	12,800,000	Dollar	420,368	12/7/18	(5,594)
		United States
Swedish Krona	9,435,000	Dollar	1,041,432	11/30/18	(7,871)
United States
Dollar	6,640,909	Canadian Dollar	8,680,000	11/30/18	43,911
United States
Dollar	4,287,397	Euro	3,760,000	11/30/18	18,443

Counterparty/	Purchased		Sold			Unrealized
Purchased	Currency	Currency	Currency	Settlement		Appreciation
Currency	Amounts	Sold	Amounts	Date		(Depreciation)($)
Citigroup (continued)
		United States
Australian Dollar	290,000	Dollar	205,381	11/30/18		49
Goldman Sachs
		United States
Mexican Peso	2,040,000	Dollar	104,439	12/7/18		(4,632)
		United States
Brazilian Real	1,260,000	Dollar	311,327	12/4/18		26,136
J.P. Morgan Securities
		United States
Brazilian Real	760,000	Dollar	208,048	12/4/18		(4,499)
		United States
Colombian Peso	725,810,000	Dollar	233,045	12/7/18		(7,982)
		United States
Argentine Peso	12,070,000	Dollar	369,453	11/23/18		(43,001)
United States
Dollar	306,091	Argentine Peso	10,000,000	11/23/18		35,626
United States
Dollar	426,307	Hungarian Forint	120,210,000	12/7/18		5,768
United States
Dollar	575,575	Romanian Leu	2,300,000	12/7/18		17,450
		United States
Singapore Dollar	610,000	Dollar	444,112	12/7/18		(3,386)
United States
Dollar	444,195	Hong Kong Dollar	3,460,000	4/10/19		1,590
		United States
Taiwan Dollar	13,750,000	Dollar	449,420	12/7/18		(3,861)
United States
Dollar	304,723	Hong Kong Dollar	2,370,000	1/8/19		1,973
Mitsubishi FJ Securities Inc
United States
Dollar	2,835	Japanese Yen	320,000	11/1/18		(1)
Morgan Stanley
United States
Dollar	178,720	Hong Kong Dollar	1,390,000	1/8/19		1,158
UBS Securities
United States
Dollar	70,023	Malaysian Ringgit	290,000	12/7/18		771
Czech Koruna	28,730,000	Euro	28,770,824	12/7/18	†	(40,824)
Czech Koruna	1,146,870	Euro	1,110,875	12/7/18	†	35,995
Gross Unrealized Appreciation						324,421
Gross Unrealized Depreciation						(216,104)

† Cross currency forward exchange contracts.

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Short Term Income Fund
October 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received	Paid
Reference	Reference	Maturity	Notional	Unrealized
Entity	Entity	Date	Amount	Appreciation ($)
ICE LIBOR GBP 6
Month	GBP at 1.327	10/29/23	2,250,000	7,745
Gross Unrealized Appreciation				7,745

GBP—British Pound
LIBOR—London Inter-bank Offered Rate
† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at October 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another

NOTES

nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at October 31, 2018 are set forth in the Statement of Swap Agreements.

At October 31, 2018, accumulated net unrealized depreciation on investments was $3,239,055, consisting of $48,122 gross unrealized appreciation and $3,287,177 gross unrealized depreciation.

NOTES

At October 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)